Discontinued Operations - Additional Information (Details) € in Thousands, د.م. in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) campus stundent	Dec. 27, 2017	Dec. 11, 2017 USD ($)	Nov. 29, 2017 MAD (د.م.)	Nov. 22, 2017 EUR (€)
INTI Education Holdings Sdn Bhd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of campuses of higher education institutions (campus) | campus	5
Noncontrolling interest, noncontrolling owners, ownership percent	10.00%
Hunan Lie Ying Industry Co., Ltd | HIEU; Hunan Lie Ying Mechanic School; Hunan Lie Ying Property Management Co., Ltd.; And Hunan International Economics University Vocational Skills Training Center
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent		100.00%
LEI Lie Ying Limited | Hunan Lie Ying Industry Co., Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by parent		70.00%
European University–Cyprus Ltd And Laureate Italy S.r.L. | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from dispositions	$ 267,000				€ 225,000
Revenues	87,800
Operating income (loss) of the disposal groups	18,200
Depreciation and amortization	$ 2,600
Number of students within the institution (student) | stundent	9,500
Laureate Somed Holding | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from dispositions	$ 53,000			د.م. 500,000
Revenues	11,500
Operating income (loss) of the disposal groups	(800)
Depreciation and amortization	$ 1,100
Number of students within the institution (student) | stundent	2,200
Laureate Somed Holding | Disposal Group, Held-for-sale, Not Discontinued Operations | Laureate Middle East Holdings B.V.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by parent	60.00%
Laureate Somed Holding | Disposal Group, Held-for-sale, Not Discontinued Operations | La Société Maroc Emirats Arabes Unis de Développement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent	40.00%
INTI Education Holdings Sdn Bhd | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from dispositions			$ 161,800
Revenues	$ 69,900
Operating income (loss) of the disposal groups	9,200
Depreciation and amortization	$ 4,800
Number of students within the institution (student) | stundent	16,700
Consideration including portion attributable to minority owners received from dispositions			$ 180,000
LEI Lie Ying Limited | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 64,500
Operating income (loss) of the disposal groups	21,200
Depreciation and amortization	$ 6,100
Number of students within the institution (student) | stundent	29,100
Noncontrolling interest, ownership percentage by parent	70.00%